Non-current assets - Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Non-current assets - Property, Plant and Equipment

Note 4 Non-current assets – Property, plant and equipment

(All in US$)	June 30, 2023	December 31, 2022

Plant and equipment – at cost	26,377,716	24,816,965
Plant and equipment – accumulated depreciation	(5,134,785)	(3,948,116)
	21,242,931	20,868,849

Leasehold improvements – at cost	1,430,580	1,148,447
Leasehold improvements – accumulated depreciation	(781,618)	(569,337)
	648,962	579,110

Buildings – at cost	47,847,836	47,602,298
Buildings – accumulated depreciation	(3,425,860)	(2,763,232)
	44,421,976	44,839,066

Land – at cost	2,330,829	2,314,473
Construction work in progress – at cost	67,658,366	56,715,250
Balance	136,303,064	125,316,748

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 4 Non-current assets – Property, plant and equipment (continued)

(All in US$)	Land	Buildings	Leasehold improvements	Plant and equipment	Construction work in progress	Total

Half-year ended June 30, 2023
Opening net book amount	2,314,473	44,839,066	579,110	20,868,849	56,715,250	125,316,748
Additions	-	95,803	193,251	247,723	12,201,819	12,738,596
Transfers	-	-	88,882	1,202,607	(1,291,489)	-
Depreciation charge	-	(652,645)	(212,281)	(1,161,347)	-	(2,026,273)
Exchange differences	16,356	139,752	-	85,098	32,787	273,993

Closing net book amount	2,330,829	44,421,976	648,962	21,242,930	67,658,367	136,303,064

During the half-year the Group continued to invest to increase production capacity with additional furnace systems and other production equipment.

Capital Commitments

Total commitments in respect of capital expenditure at June 30, 2023 are $7,795,651 (December 31, 2022: $16,315,454).